Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Activity

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2010	2,675,593	$10.95
Options exercised	(2,637,038)	10.95
Options canceled	(33,965)	10.23

Balance/Exercisable at December 31, 2011	4,590	12.48	4 months	$79 thousand

Restricted And Deferred Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Activity

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at December 31, 2010	8,765,598	$19.72
Granted	2,216,160	24.34
Vested	(2,259,327)	22.41
Forfeited	(312,015)	20.84

Balance at December 31, 2011	8,410,416	20.17